Stock-Based Compensation (Details) - USD ($)	1 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 16, 2019
Stock Based Compensation [Abstract]
Issue an aggregate shares of capital stock			877,025
Issuance of plan shares		689,427
Issued remaining plan share	187,598
Outstanding ordinary shares	1,300
Fair value of shares issued in merger transaction		877,025
Stock based compensation expense (in Dollars)		$ 18,826